                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Straus Capital Management, L.L.C.
Address: 88 Pine Street
         New York, New York  10005

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mickey Straus
Title:   Managing Member
Phone:   (212) 363-2005

Signature, Place, and Date of Signing:

         /s/  Mickey Straus       New York, New York    5/11/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check her if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]









































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     120

Form 13F Information Table Value Total:     $172,205
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                            STRAUS ASSET MANGAEMENT
                                                                    FORM 13F
                                                                 March 31, 1999

                           Title                               Shares of    Investment Discretion             Voting Authority
                            of               Fair              Principal    ---------------------            -------------------
    Name of Issuer         Class    CUSIP    Market Value      Amount       Sole   Share   Other  Managers Sole       Share  None
-------------------------  -----  --------- ----------------  -------------  ----   -----  -----  -------- ---------  -----  ----
ABACUS DIRECT CORP         COM     00255310         442,800         5,400    X                                          5,400
AMAZON COMM INC            OPT    02313M8P0         258,281        1,500P    X
COM
AMERICA ONLINE INC         COM     02364J10      13,429,920        91,360    X                                         91,360
COM
AMERICA WEST HLDG CORP     COM     02365720       3,774,276       198,000    X                                        198,000
CL B
AMERICAN BANK NOTE
 HOLOGRAPH                 COM     02437710         109,844        47,500    X                                         47,500
AMEX MORGAN STANLEY
 HI TECH                   OPT    0309834PJ       3,571,575        3,500P    X
35 INDEX
AMEX MORGAN STANLEY
 HI TECH                   OPT    0309834PL       1,020,450         1,000    X
35 INDEX
AMEX MORGAN STANLEY
 HI TECH                   OPT    0309837PB       8,163,600         8,000    X
35 INDES
ANADIGICS INC              COM     03251510         259,088        14,700    X                                         14,700
ANALOG DEVICES INC         COM     03265410         922,250        31,000    X                                         31,000
APPLIED GRAPHICS           COM     03793710          65,250         8,700    X
 TECHNOLOGIES
ASPECT DEV INC             COM     04523410         755,625        32,500    X                                         32,500
COM
ASPEDT TELECOMMUNICATIONS  COM     04523710         460,438        69,500    X                                         69,500
COM
AUTHENTIC FITNESS CORP     COM     05266110         131,215         8,500    X                                          8,500
AVID TECHNOLOGY INC        COM     05367P10         245,862        14,100    X                                         14,100
BEYOND.COM CORP            COM     08860E10         379,712        14,500    X                                         14,500
BLUE RHINO CORP            COM     09581110         328,125        25,000    X                                         25,000
BOSTON SCIENTIFIC CORP     COM     10113710         162,500         4,000    X                                          4,000
BRIGHTSTAR INFORMATION
 TECHN                     COM     10947N10         534,750       138,000    X                                        138,000
COM
CARNIVAL CORP CL A         COM     14365810       1,845,356        38,000    X                                         38,000
CATAPULT COMMUNICAT        COM     14901610         402,375        29,000    X                                         29,000
CHEAP TICKETS INC          COM     16267210         342,975        10,200    X                                         10,200
COM
CITRIX SYS INC             COM     17737610       1,143,750        30,000    X                                         30,000
COM


                                4




CLINICHEM DEV INC          COM     18690610           6,796         1,000    X                                          1,000
CL A
COMDISCO INC               COM     20033610         303,875        17,000    X                                         17,000
CONTINENTAL AIRLS INC      COM     21079530       3,480,800        91,600    X                                         91,600
CL B
CORIXA CORP                COM     21887F10         288,000        36,000    X                                         36,000
CRITICAL PATH INC          COM     22674V10         423,500         5,500    X                                          5,500
CYBERSHOP INTL INC         COM     23251X10         377,000        26,000    X                                         26,000
DELL COMPUTER CORP         OPT    2470259PI         306,563        7,500P    X
DELL COMPUTER CORP         OPT    24702I9PV         408,750       10,000P    X
DELPHI INFORMATION SYS INC COM     24717120          85,000        10,000    X                                         10,000
COM NEW
ENESCO INTERNATIONAL INC   COM     26874Q10          62,566        4,7000    X                                          4,700
EARTHSHELL CORP            COM     27032B10       1,603,875       164,500    X                                          4,700
ECHOSTR COMMUN CORP NEW    COM     27876210       1,918,188        23,500    X                                         23,500
CL A
ELECTRONIC ARTS INC        COM     28551210         199,500         4,200    X                                          4,200
ENGINEERING ANIMATION INC  COM     29287210         526,563        12,500    X                                         12,500
COM
EXCHANGE APPLICATIONS INC  COM     30086710         263,813        10,500    X                                         10,500
EXODUS COMMUNICATIONS INC  COM     30208810      10,975,200        81,600    X                                         81,600
FORE SYS INC               COM     34544910       2,183,643       115,500    X                                        115,500
GENERAL NUTRITION CO INC   COM    374047F10         945,000        67,500    X                                         67,500
HADCO CORP                 COM     40468110       1,370,250        43,500    X                                         43,500
HOST MARRIOTT CORP NEW     COM     44107P10       2,052,162       184,464    X                                        184,464
COM
HYPERION SOLUTIONS CORP    COM     44914M10       1,925,600       132,800    X                                        132,800
COM
IXC COMMUNICATIONS         COM     45071310         665,188        14,500    X                                         14,500
INSO CORPORATIONS          COM     45767410         142,922        18,900    X                                         18,900
COM
INTL NETWORK SERVICES      COM     46005310       3,951,441        56,500    X                                         56,500
INTRANET SOLUTIONS         COM     46093930         536,250        65,000    X                                         65,000
IVILLAGE INC               COM     46588H10          10,050           100    X                                            100
COM
K&G MENS CTR INC           COM     48224510         804,897        81,000    X                                         81,000
COM
KNIGHT/TRIMARK GROU        COM     49906710         281,400         4,200    X                                          4,200
LHS GROUP INC              OPT    5019389PI         468,992       16,000P    X
COM
LANDRYS SEAFOOD
 RESTAURANTS               COM     51508L10         400,375        62,500    X                                         62,500
LEAP WIRELESS INTL INC     COM     52186310         965,625        75,000    X                                         75,000
COM
LEGATO SYSTEMS INC         COM     52465110         309,750         6,000    X                                          6,000
LEVEL 3 COMMUNICATIONS INC COM     52729N10         436,872         6,000    X                                          6,000
COM
MERRILL LYNCH & CO INC     COM     59018810       1,416,000        16,000    X                                         16,000
NOVADO GROUP INC           COM     62458010         800,000        32,000    X                                         32,000
                                            ---------------
                                                 79,646,423


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

COM
NTL INC                    COM     62940710       2,400,563        29,500    X                                         29,500
COM
NEW S & P 500 INDEX        OPT    6488150PT       9,647,775        7,500P    X
NEW
OAK TECHNOLOGY INC         COM     67180210          53,279        17,400    X                                         17,400
PAPA JOHNS INTL INC        COM     69881310         904,563        20,500    X                                         20,500
PARTY CITY CORP            COM    702145510         496,062       126,000    X                                        126,000
COM
PEGASUS SYSTEMS INC        COM     70590610       3,429,250        86,000    X                                         86,000
PETSMART INC               COM     71676810       5,842,553       727,500    X                                        727,500
PHARMERICA INC             COM     71713510       1,025,000       205,000    X                                        205,000
COM
PINNACLE SYS INC           COM     72348110         382,200         8,400    X                                          8,400
COM
PJ AMERICA INC             COM     72585Q10       2,932,500       127,500    X                                        127,500
PLATINUM TECHNOLOGY INC    COM     72764T10       7,447,326       292,052    X                                        292,052
POLYCOM INC                COM     73172K10       1,031,250        55,000    X                                         55,000
POWERWAVE TECHNOLOGIES INC COM     73936310         837,063        29,500    X                                         29,500
COM
PRISON REALTY CORP         COM     74264N10       3,836,250       220,000    X                                        220,000
PROFIT RECOVERY GROUP INTL COM     74316810          23,700           600    X                                            600
COM
QUALCOMM INC               COM     74752510       6,280,938        50,500    X                                         50,500
QUALIX GROUP INC           COM     74758610         920,758       127,000    X                                        127,000
RATIONAL SOFTWARE CORP     COM     75409P20         453,123        16,900    X                                         16,900
REGISTRY MAGIC INC         COM     75913K10         208,563        23,500    X                                         23,500
REMEDY CORPORATION         COM     75954810         198,800        14,200    X                                         14,200
RENAISSANCE WORLDWIDE INC  COM     75968A10         395,968        64,000    X                                         64,000
COM
RIBI IMMUNOCHEM RES INC    COM     76255310          42,175        25,000    X                                         25,000
SFX ENTERTAINMENT - CL A
W/I                        COM     78417810       1,333,205        20,650    X                                         20,650
S 3 INC                    COM     78484910          41,250         5,500    X                                          5,500
SANMINA CORP               COM     80090710         223,125         3,500    X                                          3,500
SAP AG                     COM     80305420          38,152         1,450    X                                          1,450
SECURITY DYNAMICS TECH INC COM     81420810       5,317,438       285,500    X                                        285,500
SELECT COMFORT CORP        COM     81616X10       1,003,500        36,000    X                                         36,000
SMART MODULAR TECHN        COM     83169010          34,355         2,300    X                                          2,300
STARBUCKS CORP             COM     85524410       2,620,991        93,400    X                                         93,400
STARWOOD HOTELS & RESORTS
 WO                        COM     85590A20       1,642,315        57,500    X                                         57,500
PAIRED CTF 1 B
STRUCTURAL DYNAMICS
 RESH CP                   COM     86355510         156,308         8,200    X                                          8,200
SUNGLASS HLT INTL INC      COM     86736F10       1,050,000       100,000    X                                        100,000
SUNRISE ASSISTED
 LIVING INC                COM     86768K10         683,430        15,000    X                                         15,000
COM
SYBASE INC                 COM     87113010          61,115         7,700    X                                          7,700
SYMANTEC INC               COM     87150310         169,370        10,000    X                                         10,000


                                6




TECHNOLOGY SOLUTIONS CO    COM     87872T10         101,175        14,200    X                                         14,200
TEKELEC                    COM     87910110         258,114        35,300    X                                         35,300
TEMPLATE SOFTWARE INC      COM     87978810       1,050,000       240,000    X                                        240,000
COM
TOTAL ENTMNT RESTAURANT
 CORP                      COM     89150E10       1,560,375       328,500    X                                        328,500
USA FLORAL PRODS           COM     90331T10         669,072       106,000    X                                        106,000
UNIPHASE CORP              COM     90914910       1,036,125         9,000    X                                          9,000
UNITED RENTALS INC         COM     91136310          59,850         2,100    X                                          2,100
UNITRODE CORP              COM     91328310          14,000         1,000    X                                          1,000
VANTIVE CORP               COM     92209110         194,198        16,100    X                                         16,100
VERIO INC                  COM     92343310       5,465,813       118,500    X                                        118,500
VERISIGN INC               COM     92343E10       3,696,000        24,000    X                                         24,000
VISTA INFO SOLUTION        COM     92836520          35,000         3,500    X                                          3,500
WACKENHUT CORRECTIONS
 CORP                      COM     92979810         753,163        39,000    X                                         39,000
COM
WESLEY JESSEN VISIO        COM     95101810         854,422        31,000    X                                         31,000
WESTERN WIRELESS CORP      COM     95988E20       2,537,500        70,000    X                                         70,000
CL A
WHOLE FOODS MKT INC        COM     96683710       1,237,500        36,000    X                                         36,000
WILD OATS MARKETS INC      COM     96808810         162,750         6,000    X                                          6,000
WINSTAR COMMUNICATIONS
 INC                       COM     97551510       1,272,005        35,000    X                                         35,000
GEMSTAR INTL GROUP LTD     COM     G3788V10       1,580,250        21,000    X                                         21,000
GLOBALSTAR
 TELECOMMUNICATION         COM     G3930H10       1,560,938       112,500    X                                        112,500
LTD-ORD 2 CENTS
IRIDIUM WORLD COMM INC     OPT    G493989PE                        6,000P    X
IRIDIUM WORLD COMM INC     OPT    G493989QD                        6,000P    X
LORAL SPACE COMMUNICATIONS COM     G5646210       1,118,906        77,500    X                                         77,500
COM
ESC MEDICAL SYSTEMS LTD    COM     M4086810       1,003,063       145,900    X                                        145,900
RIT TECHNOLOGIES           COM     M8215N10          65,625        35,000    X                                         35,000
COM
J RAY MCDERMOTT SA         COM     P6465810          86,638         2,900    X                                          2,900
ROYAL CARIBBEAN CRUISES
 LTD                       COM     V7780T10       3,022,500        77,500    X                                         77,500
                                             --------------
                                                 92,559,195

                                                172,205,610










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02174002.AB2